Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2019
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease right-of-use assets and lease liabilities as of December 31, 2019 and January 1, 2019 are as follows:

Description	Location in balance sheet	December 31, 2019	January 1, 2019 (a)
Non current assets:
Chartered-in contract greater than 12 months	Operating lease right-of-use assets	$386,388	$1,879,085
Office leases	Operating lease right-of-use assets	86,744	—

		$473,132	$1,879,085

Liabilities:
Chartered-in contract greater than 12 months	Current portion of operating lease liabilities	$386,388	$1,492,697
Office leases	Current portion of operating lease liabilities	86,744	—

Lease liabilities - current portion		$473,132	$1,492,697

Chartered-in contract greater than 12 months	Operating lease liabilities	$—	$386,388

Lease liabilities - non current portion		$—	$386,388

(1)	The Operating lease right-of-use asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.

Schedule of company's lease expenses and sub-lease income
The table below presents the components of the Company’s lease expenses and sub-lease income on a gross basis earned from chartered-in contracts greater than 12 months for the year ended December 31, 2019:

Description	Location in statement of operations	2019
Lease expense for chartered-in contracts 12 months or less	Charter hire expenses	$4,708,988
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	1,560,000

	Total charter hire expenses	6,268,988

Lease expense for office leases	General and administrative expenses	87,192
Sub lease income from chartered-in contracts greater than 12 months *	Revenues	3,091,390

Schedule of total amount of lease payments on an undiscounted basis
The table below provides the total amount of lease payments on an undiscounted basis on our time chartered-in contracts and office leases greater than 12 months as of December 31, 2019:

Year	Chartered-in contracts greater than 12 months	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%	5.6%
2020 (undiscounted lease payments)	$390,000	$88,140	$478,140

	390,000	88,140	478,140

Present value of lease liability	386,388	86,744	473,132
Lease liabilities - short term	386,388	86,744	473,132

Total lease liabilities	386,388	86,744	473,132

Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,612	$1,396	$5,008